2. BASIS OF PREPARATION: Other Significant Judgments (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Other Significant Judgments

Other Significant Judgments

−The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;

−the classification of financial instruments;

−the assessment of revenue recognition using the five-step approach under IFRS 15 and the collectability of accounts receivable;

−the determination of whether a set of assets acquired, and liabilities assumed constitute a business; and

−the determination of the functional currency of the company.

−expected credit loss on accounts receivable the company applies IFRS 9 simplified approach to measuring expected credit losses on trade receivables and recognizes a lifetime ECL allowance from initial recognition,

−changes in forecast performance or probability assessments underlying the earn-out measurement could result in a corresponding change in the fair value of the contingent consideration.

−judgment in determining the grant date and service period for shares issued to directors and officers under IFRS 2.

−judgment in assessing whether conversion options and warrants meet the fixed-for-fixed equity classification criteria under IAS 32. Features that do not meet equity classification are recognized as derivative financial liabilities and measured at fair value through profit or loss.